Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Strategic Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	12.130%	15,000,000	13,327,950
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/23/2034	11.773%	8,600,000	7,358,719
Series 2021-6A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/21/2034	11.761%	11,450,000	9,693,158
Series 2021-7A Class E
3-month USD LIBOR + 6.750% Floor 6.750% 01/22/2035	12.023%	15,350,000	13,139,109
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month USD LIBOR + 6.500% Floor 6.500% 01/15/2035	11.760%	13,050,000	11,889,137
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	11.510%	8,350,000	7,363,197
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	16,000,000	15,500,992
Subordinated Series 2022-A Class C
06/15/2029	2.820%	7,760,000	7,413,640
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	8.760%	10,900,000	10,196,590
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	9,800,000	9,777,520
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	17,476,691	17,301,924
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	11.750%	9,700,000	8,508,336
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 10/20/2034	11.950%	12,750,000	11,119,415
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	4,934,128	4,841,602
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	14,298,109	13,266,353
Subordinated Series 2022-3 Class B
03/14/2030	8.050%	13,933,610	13,943,375
Prosper Pass-Through Trust(a),(c)
Series 2019-ST2 Class A
11/15/2025	3.750%	70,543	70,543
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	13,244,117	13,321,628
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	3,163,424	3,072,909
Total Asset-Backed Securities — Non-Agency (Cost $204,086,480)			191,106,097

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

BFLD Trust(a),(b)
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	7.014%	3,485,000	3,432,232
Subordinated Series 2019-DPLO Class E
1-month USD LIBOR + 2.240% Floor 2.240% 10/15/2034	7.347%	11,510,000	11,308,915
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	7.508%	8,700,000	7,924,753
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	6.908%	13,700,000	12,502,843
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	5,000,000	4,105,793
2	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(d)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%	6,000,000	5,079,676
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	7.895%	8,490,000	7,667,382
Subordinated Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	8.591%	16,035,000	14,421,977
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.492% 11/15/2037	8.600%	2,801,523	2,733,222
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	4,000,000	3,489,172
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	3,981,928
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	7,790,120
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	15,300,000	10,783,550
Hilton USA Trust(a),(d)
Series 2016-HHV Class F
11/05/2038	4.194%	28,590,000	25,494,606
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	8,121,486
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.177%	15,500,000	13,597,262
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	15,597,287
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	12,000,000	11,548,512
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.900% Floor 1.650% 12/15/2034	6.883%	9,790,000	9,247,124
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $203,208,461)			178,827,840
Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
iHeartMedia, Inc., Class A(e)	11,995	28,428
Total Communication Services		28,428
Consumer Discretionary 0.0%
Broadline Retail 0.0%
Belk, Inc.(e)	50	475
Total Consumer Discretionary		475
Energy 0.1%
Energy Equipment & Services 0.1%
Covia Holdings Corp.(e)	74,466	980,494
McDermott International Ltd.(e)	47,856	18,544
Total		999,038
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(c),(e)	14,302	214
Southcross Energy Partners LLC(c),(e)	14,393	396
Southcross Energy Partners LLC, Class A(c),(e)	272,263	129,325
Total		129,935
Total Energy		1,128,973
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(e)	23,468	183,837
Total Industrials		183,837
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c),(e)	13,308	665
Software 0.0%
Avaya Holdings Corp.(e)	8,492	142,241
Avaya Holdings Corp.(e)	46,748	783,029
Total		925,270
Total Information Technology		925,935
Total Common Stocks (Cost $2,252,223)		2,267,648

Columbia Strategic Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	15,230,000	6,835,224
Total Convertible Bonds (Cost $12,279,800)			6,835,224

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	14,204	710
Total Information Technology			710
Total Convertible Preferred Stocks (Cost $307,751)			710

Corporate Bonds & Notes(f) 41.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
BAE Systems PLC(a)
02/15/2031	1.900%	12,470,000	10,037,508
Boeing Co. (The)
08/01/2059	3.950%	22,683,000	16,303,958
05/01/2060	5.930%	7,549,000	7,353,321
Bombardier, Inc.(a)
04/15/2027	7.875%	2,516,000	2,485,580
Howmet Aerospace, Inc.
01/15/2029	3.000%	5,006,000	4,397,125
Northrop Grumman Corp.
03/15/2053	4.950%	2,771,000	2,636,585
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	1,135,000	1,208,731
TransDigm, Inc.(a)
03/15/2026	6.250%	8,643,000	8,583,957
08/15/2028	6.750%	2,450,000	2,454,098
Total			55,460,863
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	2,022,000	1,877,676
American Airlines, Inc.(a)
07/15/2025	11.750%	2,307,000	2,528,646
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	7,804,098	7,659,476
04/20/2029	5.750%	1,412,465	1,355,091
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,437,955	5,071,138
United Airlines, Inc.(a)
04/15/2026	4.375%	1,693,000	1,602,411
Total			20,094,438
Automotive 0.8%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	195,000	181,196
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	3,435,000	3,435,420
Ford Motor Co.
02/12/2032	3.250%	3,984,000	3,028,091
01/15/2043	4.750%	4,953,000	3,654,552
Ford Motor Credit Co. LLC
09/08/2024	3.664%	3,700,000	3,568,323
06/16/2025	5.125%	4,449,000	4,308,304
11/13/2025	3.375%	1,036,000	955,285
08/17/2027	4.125%	4,839,000	4,372,999
11/04/2027	7.350%	1,788,000	1,810,793
02/16/2028	2.900%	1,231,000	1,041,930
11/13/2030	4.000%	498,000	417,632
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	4,437,000	3,994,776
IHO Verwaltungs GmbH(a),(g)
09/15/2026	4.750%	565,000	511,628
05/15/2029	6.375%	643,000	597,990
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,837,000	1,824,219
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	606,000	600,733
05/15/2027	8.500%	3,927,000	3,938,037
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,287,000	1,297,764
Total			39,539,672
Banking 6.6%
Ally Financial, Inc.
05/21/2024	3.875%	771,000	747,258
Subordinated
11/20/2025	5.750%	1,359,000	1,318,826
Bank of America Corp.(h)
10/22/2030	2.884%	41,540,000	35,833,022
10/24/2031	1.922%	47,155,000	37,257,073
10/20/2032	2.572%	40,433,000	32,824,553
02/04/2033	2.972%	1,580,000	1,316,427
Subordinated
09/21/2036	2.482%	1,984,000	1,503,859

4	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(h)
01/25/2033	3.057%	21,931,000	18,410,984
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	40,219,000	32,367,192
10/21/2032	2.650%	3,816,000	3,126,441
HSBC Holdings PLC(h)
05/24/2032	2.804%	5,941,000	4,823,933
11/22/2032	2.871%	30,632,000	24,811,355
03/09/2034	6.254%	9,709,000	9,991,737
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	3,322,000	2,880,970
11/19/2031	1.764%	195,000	154,001
04/22/2032	2.580%	17,776,000	14,808,252
11/08/2032	2.545%	47,135,000	38,645,122
Morgan Stanley(h)
07/21/2032	2.239%	7,279,000	5,801,437
Subordinated
09/16/2036	2.484%	2,990,000	2,257,163
Wells Fargo & Co.(h)
10/30/2030	2.879%	21,295,000	18,420,086
02/11/2031	2.572%	45,120,000	38,093,288
Total			325,392,979
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	57,000	52,624
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	3,743,000	3,792,178
Hightower Holding LLC(a)
04/15/2029	6.750%	2,280,000	1,967,905
NFP Corp.(a)
08/15/2028	4.875%	2,419,000	2,160,120
08/15/2028	6.875%	8,366,000	6,936,075
10/01/2030	7.500%	2,568,000	2,475,981
Total			17,384,883
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	3,600,000	3,280,433
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,420,000	2,293,820
05/15/2029	4.125%	1,447,000	1,253,845
Cemex SAB de CV(a)
06/05/2027	7.375%	350,000	362,918
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,493,000	1,426,582
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(a)
07/01/2028	4.625%	3,231,000	2,862,539
07/01/2029	6.125%	2,178,000	1,813,712
12/01/2029	6.000%	2,378,000	1,965,141
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,730,000	1,502,530
Total			16,761,520
Cable and Satellite 2.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,596,000	3,338,105
02/01/2028	5.000%	2,860,000	2,599,569
06/01/2029	5.375%	1,545,000	1,388,409
03/01/2030	4.750%	1,653,000	1,394,854
08/15/2030	4.500%	4,927,000	4,058,188
02/01/2031	4.250%	866,000	694,169
02/01/2032	4.750%	2,722,000	2,184,699
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,589,000	7,533,352
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,290,000	3,411,293
12/01/2061	4.400%	11,338,000	7,348,228
06/30/2062	3.950%	14,232,000	8,497,012
04/01/2063	5.500%	8,090,000	6,242,895
CSC Holdings LLC(a)
12/01/2030	4.125%	2,708,000	1,878,835
12/01/2030	4.625%	5,962,000	2,567,367
02/15/2031	3.375%	9,019,000	6,164,837
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	2,147,000	1,892,344
DISH DBS Corp.
06/01/2029	5.125%	9,845,000	4,453,032
DISH Network Corp.(a)
11/15/2027	11.750%	495,000	475,959
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	4,656,000	3,586,505
09/15/2028	6.500%	3,976,000	2,001,518
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,215,733
08/01/2027	5.000%	574,000	521,028
07/15/2028	4.000%	2,580,000	2,161,550
07/01/2029	5.500%	1,278,000	1,116,219
07/01/2030	4.125%	2,187,000	1,711,465
Videotron Ltd.(a)
06/15/2029	3.625%	18,114,000	15,568,832
Virgin Media Finance PLC(a)
07/15/2030	5.000%	4,644,000	3,669,747
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,577,000	2,317,150

Columbia Strategic Income Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(a)
01/15/2032	5.000%	5,066,000	4,038,020
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,818,000	1,388,255
Ziggo BV(a)
01/15/2030	4.875%	5,065,000	4,217,619
Total			110,636,788
Chemicals 1.0%
Avient Corp.(a)
08/01/2030	7.125%	2,176,000	2,196,820
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,492,000	1,278,896
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,456,000	1,378,400
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	455,952
01/31/2030	4.500%	9,000,000	7,595,632
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,823,000	2,643,278
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,241,000	3,706,492
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,079,569
Herens Holdco Sarl(a)
05/15/2028	4.750%	2,382,000	1,895,728
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	2,058,000	1,793,832
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	1,561,000	1,432,957
Ingevity Corp.(a)
11/01/2028	3.875%	2,753,000	2,271,760
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	1,917,000	1,927,243
Iris Holdings, Inc.(a),(g)
02/15/2026	8.750%	1,047,000	980,584
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,413,434
Olympus Water US Holding Corp.(a),(i)
11/15/2028	9.750%	3,978,000	3,929,262
SPCM SA(a)
03/15/2027	3.125%	1,001,000	916,438
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	1,512,000	1,139,264
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(a)
06/15/2027	4.875%	4,613,000	4,280,025
08/15/2029	5.625%	4,085,000	3,388,608
03/01/2031	7.375%	612,000	599,957
Total			49,304,131
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	6,880,000	5,906,796
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,229,793
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	516,000	522,020
03/15/2031	7.750%	611,000	636,915
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	784,735
01/15/2032	3.750%	997,000	831,999
Total			9,912,258
Consumer Cyclical Services 0.5%
APX Group, Inc.(a)
07/15/2029	5.750%	685,000	585,837
Arches Buyer, Inc.(a)
06/01/2028	4.250%	3,340,000	2,836,451
12/01/2028	6.125%	3,159,000	2,732,727
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,827,351
Match Group, Inc.(a)
12/15/2027	5.000%	644,000	607,846
Staples, Inc.(a)
04/15/2026	7.500%	2,014,000	1,655,845
Uber Technologies, Inc.(a)
05/15/2025	7.500%	2,461,000	2,491,986
09/15/2027	7.500%	605,000	621,509
08/15/2029	4.500%	11,992,000	10,949,014
Total			24,308,566
Consumer Products 0.3%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	4,962,000	4,381,925
Mattel, Inc.(a)
12/15/2027	5.875%	1,314,000	1,280,329
Newell Brands, Inc.
09/15/2027	6.375%	879,000	835,863
09/15/2029	6.625%	1,242,000	1,177,766
Prestige Brands, Inc.(a)
01/15/2028	5.125%	934,000	892,896
Spectrum Brands, Inc.
07/15/2025	5.750%	1,006,000	1,001,909

6	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	2,915,000	2,599,946
07/15/2030	5.500%	183,000	167,593
Total			12,338,227
Diversified Manufacturing 0.6%
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	13,979,179
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,369,000
01/01/2031	9.500%	465,000	486,280
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,996,000	1,980,038
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,554,000	2,518,863
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,085,840
06/30/2029	5.875%	2,297,000	1,748,780
Resideo Funding, Inc.(a)
09/01/2029	4.000%	1,882,000	1,588,503
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	608,000	560,437
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,205,000	3,227,670
06/15/2028	7.250%	1,539,000	1,570,658
Total			30,115,248
Electric 2.1%
AEP Texas, Inc.
01/15/2050	3.450%	7,720,000	5,490,952
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,852,138
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	8,532,000	7,178,047
01/15/2032	3.750%	4,484,000	3,688,090
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	5,847,902
Duke Energy Ohio, Inc.
04/01/2053	5.650%	2,319,000	2,363,392
Edison International
11/15/2028	5.250%	11,941,000	11,786,356
Emera US Finance LP
06/15/2046	4.750%	15,730,000	12,512,037
FirstEnergy Corp.
03/01/2050	3.400%	2,732,000	1,822,519
Georgia Power Co.
03/15/2042	4.300%	3,993,000	3,402,083
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	3,086,000	2,729,325
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,276,296
09/15/2027	4.500%	8,245,000	7,709,603
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,013,103
06/15/2029	5.250%	2,109,000	1,902,961
02/15/2032	3.875%	7,895,000	6,138,550
Pacific Gas and Electric Co.
07/01/2050	4.950%	18,875,000	14,697,897
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,034,000	940,993
PG&E Corp.
07/01/2028	5.000%	1,845,000	1,697,901
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,141,000	1,070,454
01/15/2030	4.750%	4,591,000	4,126,172
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,291,000	1,242,560
07/31/2027	5.000%	1,280,000	1,202,974
Total			102,692,305
Environmental 0.3%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	372,000	372,824
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,809,000	1,742,045
08/01/2025	3.750%	2,533,000	2,405,174
12/15/2026	5.125%	1,425,000	1,373,942
08/01/2028	4.000%	2,000,000	1,784,261
09/01/2028	3.500%	2,070,000	1,847,956
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	5,139,000	4,729,150
Total			14,255,352
Finance Companies 0.6%
Navient Corp.
09/25/2023	7.250%	524,000	523,119
06/25/2025	6.750%	878,000	854,216
OneMain Finance Corp.
09/15/2030	4.000%	2,162,000	1,595,499
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,662,000	2,328,547
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	4,226,000	3,498,243
03/01/2031	3.875%	3,811,000	2,997,409
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	19,824,000	14,924,402

Columbia Strategic Income Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	4,023,000	3,927,940
11/15/2029	5.375%	169,000	138,202
Total			30,787,577
Food and Beverage 1.4%
Bacardi Ltd.(a)
05/15/2048	5.300%	17,883,000	16,161,900
Constellation Brands, Inc.
05/01/2033	4.900%	13,867,000	13,622,679
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,765,700
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	10,218,000	9,660,908
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,132,161
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	861,526
01/31/2030	4.125%	2,124,000	1,896,399
01/31/2032	4.375%	2,110,000	1,874,225
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	3,370,000	3,311,472
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,432,000	2,386,713
04/15/2030	4.625%	1,287,000	1,126,551
09/15/2031	4.500%	2,918,000	2,473,451
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,296,000	1,974,735
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,639,000	2,961,467
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,230,000	1,889,405
US Foods, Inc.(a)
04/15/2025	6.250%	177,000	177,028
02/15/2029	4.750%	967,000	883,624
06/01/2030	4.625%	1,757,000	1,582,518
Total			67,742,462
Gaming 0.9%
Boyd Gaming Corp.
12/01/2027	4.750%	1,260,000	1,193,355
Boyd Gaming Corp.(a)
06/15/2031	4.750%	2,548,000	2,265,623
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	5,516,000	4,756,502
02/15/2030	7.000%	3,769,000	3,781,674
Churchill Downs, Inc.(a)
05/01/2031	6.750%	1,149,000	1,133,464
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%		4,172,000	4,199,608
07/01/2025	6.250%		5,374,000	5,361,826
07/01/2027	8.125%		2,714,000	2,766,309
International Game Technology PLC(a)
02/15/2025	6.500%		359,000	361,753
04/15/2026	4.125%		1,446,000	1,373,529
MGM Resorts International
05/01/2025	6.750%		200,000	200,805
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		4,992,000	4,400,464
Penn National Gaming, Inc.(a)
01/15/2027	5.625%		658,000	615,585
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		3,087,000	2,709,044
Scientific Games International, Inc.(a)
07/01/2025	8.625%		1,839,000	1,881,954
05/15/2028	7.000%		1,446,000	1,430,004
11/15/2029	7.250%		2,450,000	2,435,459
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		2,369,000	2,322,690
Total				43,189,648
Health Care 2.0%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		1,125,000	1,069,623
04/15/2029	5.000%		2,387,000	2,197,156
AdaptHealth LLC(a)
03/01/2030	5.125%		3,344,000	2,601,223
Avantor Funding, Inc.(a)
07/15/2028	4.625%		1,819,000	1,684,833
11/01/2029	3.875%		4,553,000	3,979,084
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	1,835,000	1,241,243
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		586,000	476,863
04/01/2030	3.500%		2,595,000	2,108,471
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		455,000	414,681
03/15/2029	3.750%		1,124,000	988,047
03/15/2031	4.000%		975,000	846,455
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		2,712,000	1,531,223
05/15/2030	5.250%		5,131,000	3,854,530
02/15/2031	4.750%		3,273,000	2,351,042
CVS Health Corp.(i)
01/30/2031	5.250%		1,206,000	1,210,003
CVS Health Corp.
07/20/2045	5.125%		13,098,000	11,934,577

8	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Healthcare Holding LLC(a)
11/15/2027	5.650%	6,546,000	6,678,210
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,170,027
HCA, Inc.(a)
03/15/2052	4.625%	25,887,000	20,801,678
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,424,000	1,305,205
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	800,634
05/15/2027	5.000%	1,864,000	1,798,944
05/15/2030	6.500%	993,000	1,005,342
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	4,000,000	3,436,715
Select Medical Corp.(a)
08/15/2026	6.250%	4,045,000	3,936,514
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	917,000	914,047
04/15/2027	10.000%	799,000	821,091
Tenet Healthcare Corp.
07/15/2024	4.625%	342,000	342,082
02/01/2027	6.250%	2,592,000	2,553,387
11/01/2027	5.125%	2,761,000	2,636,557
10/01/2028	6.125%	3,102,000	2,940,282
01/15/2030	4.375%	1,872,000	1,668,053
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	2,237,000	2,234,827
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	2,468,000	2,092,262
Total			96,624,911
Healthcare Insurance 1.1%
Aetna, Inc.
11/15/2042	4.125%	2,786,000	2,277,650
08/15/2047	3.875%	1,833,000	1,398,377
Centene Corp.
10/15/2030	3.000%	29,371,000	24,567,170
08/01/2031	2.625%	7,507,000	6,007,500
UnitedHealth Group, Inc.
02/15/2030	5.300%	5,579,000	5,776,102
04/15/2063	5.200%	15,472,000	15,148,860
Total			55,175,659
Home Construction 0.2%
Meritage Homes Corp.
06/06/2027	5.125%	2,373,000	2,265,231
Meritage Homes Corp.(a)
04/15/2029	3.875%	4,221,000	3,711,005
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	2,763,000	2,438,118
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,255,174
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	695,000	693,212
Total			10,362,740
Independent Energy 1.0%
Apache Corp.
02/01/2042	5.250%	408,000	332,013
04/15/2043	4.750%	1,601,000	1,218,056
Baytex Energy Corp.(a)
04/30/2030	8.500%	1,903,000	1,861,340
Callon Petroleum Co.(a)
08/01/2028	8.000%	4,111,000	4,016,592
Centennial Resource Production LLC(a)
04/01/2027	6.875%	723,000	706,016
CNX Resources Corp.(a)
03/14/2027	7.250%	224,000	220,831
01/15/2029	6.000%	1,638,000	1,513,875
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	8,555,000	8,009,761
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	617,000	607,327
05/01/2029	5.000%	1,142,000	1,070,965
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,262,000	1,184,024
02/01/2029	5.750%	3,120,000	2,811,476
Matador Resources Co.
09/15/2026	5.875%	3,620,000	3,500,726
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,201,462
Occidental Petroleum Corp.
09/01/2030	6.625%	4,862,000	5,067,644
01/01/2031	6.125%	1,470,000	1,493,798
09/15/2036	6.450%	6,685,000	6,788,997
03/15/2046	6.600%	825,000	841,571
Southwestern Energy Co.
02/01/2029	5.375%	938,000	873,155
02/01/2032	4.750%	7,949,000	6,878,254
Total			50,197,883
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	4,960,000	3,436,085

Columbia Strategic Income Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.5%
Carnival Corp.(a)
03/01/2026	7.625%	3,212,000	3,041,501
03/01/2027	5.750%	3,034,000	2,597,992
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	3,079,000	3,333,304
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	633,000	603,246
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	684,000	679,095
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	782,000	768,243
Cinemark USA, Inc.(a)
03/15/2026	5.875%	3,120,000	2,964,212
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	639,000	624,905
NCL Corp., Ltd.(a)
02/15/2027	5.875%	1,143,000	1,088,346
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	1,855,000	1,745,017
07/15/2027	5.375%	556,000	514,213
01/15/2029	9.250%	595,000	632,948
01/15/2030	7.250%	6,027,000	6,082,268
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	2,037,000	1,957,399
Total			26,632,689
Life Insurance 0.7%
Five Corners Funding Trust(a)
11/15/2023	4.419%	10,756,000	10,680,616
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	24,885,045
Voya Financial, Inc.
06/15/2046	4.800%	89,000	73,376
Total			35,639,037
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	959,778
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,799,991
Total			2,759,769
Media and Entertainment 1.7%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	9,716,000	9,720,676
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clear Channel International BV(a)
08/01/2025	6.625%		3,019,000	2,981,538
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		1,164,000	865,660
06/01/2029	7.500%		3,783,000	2,677,820
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		3,368,000	2,967,787
iHeartCommunications, Inc.
05/01/2026	6.375%		2,975,936	2,259,564
05/01/2027	8.375%		1,500,000	843,837
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		5,526,000	3,882,770
Netflix, Inc.
05/15/2029	4.625%	EUR	3,491,000	3,797,689
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		1,420,000	1,275,658
01/15/2029	4.250%		811,000	663,062
03/15/2030	4.625%		2,185,000	1,783,666
Playtika Holding Corp.(a)
03/15/2029	4.250%		5,545,000	4,698,346
Roblox Corp.(a)
05/01/2030	3.875%		3,260,000	2,791,373
Univision Communications, Inc.(a)
05/01/2029	4.500%		1,237,000	1,038,022
06/30/2030	7.375%		1,319,000	1,226,689
Warnermedia Holdings, Inc.
03/15/2062	5.391%		52,285,000	40,703,580
Total				84,177,737
Metals and Mining 0.5%
Allegheny Technologies, Inc.
10/01/2029	4.875%		818,000	728,842
10/01/2031	5.125%		3,121,000	2,749,125
Constellium SE(a)
06/15/2028	5.625%		2,490,000	2,371,012
04/15/2029	3.750%		8,908,000	7,666,384
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		6,673,000	6,040,994
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%		1,804,000	1,419,719
Novelis Corp.(a)
11/15/2026	3.250%		1,369,000	1,236,158
01/30/2030	4.750%		2,010,000	1,783,898
08/15/2031	3.875%		1,651,000	1,353,341
Total				25,349,473
Midstream 2.8%
CNX Midstream Partners LP(a)
04/15/2030	4.750%		2,202,000	1,831,994

10	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
04/01/2044	5.600%	1,252,000	1,158,767
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,292,000	1,269,188
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,588,000	1,379,148
06/15/2031	4.375%	2,964,000	2,494,876
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,976,000	2,946,695
07/01/2027	6.500%	1,236,000	1,210,011
01/15/2029	4.500%	2,159,000	1,889,733
01/15/2031	4.750%	12,404,000	10,643,061
EQM Midstream Partners LP
07/15/2048	6.500%	10,829,000	8,883,510
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	12,000,000	9,736,743
09/30/2040	3.250%	3,925,000	3,060,163
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	2,912,000	2,993,819
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	1,936,000	1,915,784
02/01/2028	5.000%	1,667,000	1,541,745
Kinder Morgan, Inc.
02/15/2046	5.050%	3,954,000	3,334,785
08/01/2052	5.450%	10,844,000	9,627,552
MPLX LP
03/14/2052	4.950%	3,790,000	3,127,697
NuStar Logistics LP
10/01/2025	5.750%	3,505,000	3,426,405
06/01/2026	6.000%	752,000	730,529
04/28/2027	5.625%	1,573,000	1,504,690
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	26,497,000	20,390,335
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,648,000	2,306,700
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	3,863,747
08/15/2031	4.125%	8,868,000	7,632,516
11/01/2033	3.875%	13,243,000	10,852,874
Western Midstream Operating LP(h)
02/01/2050	5.500%	9,650,000	7,746,719
Williams Companies, Inc. (The)
09/15/2045	5.100%	10,500,000	9,296,959
Total			136,796,745
Natural Gas 0.2%
NiSource, Inc.
05/15/2047	4.375%	9,643,000	8,119,273
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Nabors Industries Ltd.(a)
01/15/2026	7.250%		1,523,000	1,396,897
01/15/2028	7.500%		1,217,000	1,052,861
Nabors Industries, Inc.(a)
05/15/2027	7.375%		1,151,000	1,080,906
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		2,888,000	2,924,310
Venture Global LNG, Inc.(a)
06/01/2028	8.125%		1,395,000	1,401,307
06/01/2031	8.375%		1,014,000	1,019,626
Total				8,875,907
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		1,358,000	1,217,546
Hillenbrand, Inc.
03/01/2031	3.750%		1,167,000	970,115
Total				2,187,661
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		2,997,000	2,529,092
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	3,469,000	2,913,737
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		3,838,000	3,602,696
02/01/2027	4.250%		1,293,000	1,095,101
06/15/2029	4.750%		5,315,000	4,155,260
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		1,816,000	1,660,226
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		1,571,000	1,358,453
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%		860,000	760,294
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		1,102,000	1,008,237
Service Properties Trust
03/15/2024	4.650%		957,000	941,906
Total				20,025,002
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		1,033,000	1,014,528
09/01/2029	4.000%		3,939,000	3,093,617
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		1,940,000	1,816,234

Columbia Strategic Income Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ball Corp.
06/15/2029	6.000%	2,135,000	2,137,826
Berry Global, Inc.(a)
04/15/2028	5.500%	115,000	113,655
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,018,000	904,538
Canpack SA/US LLC(a)
11/15/2029	3.875%	3,538,000	2,845,852
Sealed Air Corp.(a)
02/01/2028	6.125%	356,000	352,690
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,592,000	3,408,281
08/15/2027	8.500%	1,408,000	1,326,735
Total			17,013,956
Pharmaceuticals 2.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	443,000	443,063
Amgen, Inc.
03/02/2063	5.750%	54,615,000	54,340,414
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	2,070,000	1,345,990
06/01/2028	4.875%	2,868,000	1,733,635
09/30/2028	11.000%	789,000	596,498
10/15/2030	14.000%	156,000	98,554
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
06/30/2028	0.000%	911,000	53,071
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,726,000	1,463,360
Jazz Securities DAC(a)
01/15/2029	4.375%	1,660,000	1,484,684
Organon Finance 1 LLC(a)
04/30/2028	4.125%	2,484,000	2,212,474
04/30/2031	5.125%	3,943,000	3,345,461
Pfizer Investment Enterprises Pte., Ltd.
05/19/2043	5.110%	57,177,000	56,810,362
Total			123,927,566
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	1,693,000	1,522,244
10/15/2027	6.750%	3,396,000	3,170,875
04/15/2028	6.750%	4,390,000	4,308,937
11/01/2029	5.875%	2,406,000	2,067,158
AssuredPartners, Inc.(a)
08/15/2025	7.000%	1,488,000	1,467,282
01/15/2029	5.625%	2,393,000	2,069,320
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	13,797,000	11,251,797
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	3,525,000	3,042,797
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,091,000	1,061,444
HUB International Ltd.(a)
05/01/2026	7.000%	3,699,000	3,644,439
12/01/2029	5.625%	3,087,000	2,769,756
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	388,000	344,537
USI, Inc.(a)
05/01/2025	6.875%	1,534,000	1,508,701
Total			38,229,287
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,011,000	2,009,445
01/15/2028	3.875%	3,236,000	2,967,781
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,305,000	1,134,354
01/15/2030	6.750%	1,172,000	951,082
IRB Holding Corp.(a)
06/15/2025	7.000%	3,646,000	3,658,380
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,279,191
Total			13,000,233
Retailers 1.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	618,725
02/15/2032	5.000%	701,000	601,718
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	876,319
Hanesbrands, Inc.(a)
05/15/2026	4.875%	499,000	464,842
02/15/2031	9.000%	1,046,000	1,046,674
L Brands, Inc.(a)
07/01/2025	9.375%	485,000	516,223
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,002,295
11/01/2035	6.875%	2,968,000	2,685,999
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	3,325,000	2,786,968
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,130,875
Lowe’s Companies, Inc.
04/01/2062	4.450%	7,873,000	6,184,254
09/15/2062	5.800%	30,874,000	29,837,981

12	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,066,000	1,909,790
02/15/2029	7.750%	2,190,000	2,128,399
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	1,366,000	1,089,010
Total			52,880,072
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,114,867
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,546,280
Total			3,661,147
Technology 2.0%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	2,302,000	2,068,385
Block, Inc.
06/01/2031	3.500%	1,723,000	1,409,889
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	447,000	448,262
Broadcom, Inc.(a)
11/15/2036	3.187%	18,394,000	13,772,890
Camelot Finance SA(a)
11/01/2026	4.500%	924,000	867,653
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,277,000	1,127,028
07/01/2029	4.875%	3,176,000	2,727,598
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	3,308,000	2,811,338
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	2,806,000	2,358,807
Entegris Escrow Corp.(a)
04/15/2029	4.750%	1,836,000	1,716,137
06/15/2030	5.950%	3,323,000	3,201,309
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,396,600
HealthEquity, Inc.(a)
10/01/2029	4.500%	3,147,000	2,802,233
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	2,027,841
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,087,000	1,759,344
Iron Mountain, Inc.(a)
09/15/2029	4.875%	664,000	593,554
07/15/2030	5.250%	2,592,000	2,319,947
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	5,973,000	3,428,256
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	4,425,000	3,641,760
NCR Corp.(a)
10/01/2028	5.000%	3,666,000	3,237,543
04/15/2029	5.125%	4,746,000	4,140,666
09/01/2029	6.125%	1,130,000	1,120,848
10/01/2030	5.250%	174,000	149,027
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	3,439,000	3,154,559
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	1,964,855
01/15/2033	5.000%	7,610,000	7,334,360
02/15/2042	3.125%	6,320,000	4,371,267
Picard Midco, Inc.(a)
03/31/2029	6.500%	5,234,000	4,632,161
PTC, Inc.(a)
02/15/2025	3.625%	349,000	335,435
02/15/2028	4.000%	1,072,000	998,385
Seagate HDD Cayman(a)
12/15/2029	8.250%	1,142,000	1,170,623
07/15/2031	8.500%	1,269,000	1,299,766
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	1,954,526
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	5,103,000	4,780,125
Synaptics, Inc.(a)
06/15/2029	4.000%	2,355,000	1,971,749
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	725,000	722,995
Verscend Escrow Corp.(a)
08/15/2026	9.750%	2,565,000	2,568,958
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	4,838,000	4,192,404
Total			100,579,083
Transportation Services 0.5%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	3,267,000	2,817,585
07/03/2029	4.375%	5,000,000	4,009,038
ERAC USA Finance LLC(a)
05/01/2028	4.600%	19,268,000	18,903,497
Total			25,730,120
Wireless 1.3%
Altice France Holding SA(a)
02/15/2028	6.000%	3,633,000	1,812,420

Columbia Strategic Income Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
02/01/2027	8.125%	1,139,000	981,988
01/15/2028	5.500%	871,000	660,320
07/15/2029	5.125%	5,232,000	3,724,599
10/15/2029	5.500%	1,316,000	944,029
American Tower Corp.
08/15/2029	3.800%	12,821,000	11,821,013
06/15/2030	2.100%	3,570,000	2,901,529
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,375,127
SBA Communications Corp.
02/15/2027	3.875%	1,176,000	1,083,861
02/01/2029	3.125%	5,224,000	4,413,855
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,316,921
Sprint Corp.
06/15/2024	7.125%	831,000	839,625
T-Mobile US, Inc.
02/15/2031	2.875%	22,471,000	19,172,217
04/15/2031	3.500%	9,011,000	8,038,194
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	931,000	746,405
07/15/2031	4.750%	3,870,000	3,184,533
Total			66,016,636
Wirelines 1.0%
AT&T, Inc.
03/01/2029	4.350%	10,065,000	9,762,755
12/01/2057	3.800%	4,530,000	3,220,747
CenturyLink, Inc.(a)
02/15/2027	4.000%	747,000	488,879
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	768,597
03/15/2031	8.625%	2,232,000	2,059,576
Iliad Holding SAS(a)
10/15/2026	6.500%	5,813,000	5,465,454
10/15/2028	7.000%	4,689,000	4,379,670
Network i2i Ltd.(a),(h),(k)
	5.650%	7,100,000	6,865,051
Verizon Communications, Inc.
03/21/2031	2.550%	21,930,000	18,359,391
Total			51,370,120
Total Corporate Bonds & Notes (Cost $2,249,881,039)			2,028,685,708

Foreign Government Obligations(f),(l) 7.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.2%
Angolan Government International Bond(a)
11/26/2029	8.000%		10,040,000	8,554,141
Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%		9,405	2,405
Argentine Republic Government International Bond(h)
07/09/2030	0.500%		85,626	22,543
07/09/2035	0.500%		156,873	36,559
Total				61,507
Azerbaijan 0.1%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		6,524,000	5,573,406
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,798,776
01/07/2041	5.625%		11,000,000	9,582,472
Total				11,381,248
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	4,883,273
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		3,264,000	2,945,760
05/15/2029	4.250%		2,216,000	1,819,040
Total				9,648,073
Colombia 0.8%
Colombia Government International Bond
06/15/2045	5.000%		5,000,000	3,323,938
05/15/2049	5.200%		7,147,000	4,763,991
Colombian TES
03/26/2031	7.000%	COP	45,619,500,000	8,153,559
Ecopetrol SA
04/29/2030	6.875%		23,038,000	20,614,621
Total				36,856,109
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,475,000	4,385,458
01/30/2030	4.500%		2,295,000	1,981,998
09/23/2032	4.875%		500,000	419,619
04/30/2044	7.450%		7,900,000	7,563,242
01/27/2045	6.850%		4,881,000	4,323,795
Total				18,674,112

14	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(f),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 0.3%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	6,600,000	3,740,055
02/16/2031	5.875%		1,000,000	536,863
05/29/2032	7.625%		8,162,000	4,497,238
01/31/2047	8.500%		5,700,000	2,867,729
02/21/2048	7.903%		3,000,000	1,461,369
03/01/2049	8.700%		965,000	491,941
Total				13,595,195
Ghana 0.1%
Ghana Government International Bond(a),(j)
02/11/2035	0.000%		2,400,000	960,781
03/26/2051	0.000%		5,000,000	1,900,692
Total				2,861,473
Hungary 0.3%
Hungary Government International Bond(a)
09/22/2031	2.125%		20,100,000	15,305,450
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,538,343
Indonesia 0.5%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,000,000	5,366,326
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	3,566,155
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	5,298,013
PT Pertamina Persero(a)
05/30/2044	6.450%		10,066,000	10,443,641
Total				24,674,135
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	9,275,000	7,498,552
06/15/2033	6.125%		3,847,000	3,331,607
Total				10,830,159
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	4,509,816
Mexico 1.4%
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,567,598
05/29/2031	7.750%	MXN	446,370,000	23,723,000
08/14/2041	4.280%		300,000	244,277
Foreign Government Obligations(f),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
03/13/2027	6.500%		12,689,000	10,990,293
02/12/2028	5.350%		7,594,000	6,122,015
01/28/2031	5.950%		2,235,000	1,603,519
02/16/2032	6.700%		12,449,000	9,322,299
09/21/2047	6.750%		8,542,000	5,163,113
01/23/2050	7.690%		15,000,000	9,713,663
Total				70,449,777
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	6,132,706
Oman Sovereign Sukuk Co.(a)
06/01/2024	4.397%		500,000	492,515
Total				6,625,221
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,675,559
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	1,944,716
08/11/2044	6.100%		2,939,000	2,736,600
Total				4,681,316
Qatar 0.5%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	1,944,131
03/14/2049	4.817%		15,614,000	14,881,677
Qatar Petroleum(a)
07/12/2031	2.250%		6,077,000	5,126,132
Total				21,951,940
Romania 0.2%
Romanian Government International Bond(a)
01/28/2050	3.375%	EUR	12,000,000	7,632,522
02/14/2051	4.000%		2,246,000	1,536,963
Total				9,169,485
Saudi Arabia 0.4%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	12,699,954
Saudi Government International Bond(a)
10/22/2030	3.250%		3,000,000	2,742,566
04/17/2049	5.000%		5,000,000	4,643,161
Total				20,085,681
South Africa 0.3%
Republic of South Africa Government Bond
01/31/2030	8.000%	ZAR	219,595,663	9,449,678

Columbia Strategic Income Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(f),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
09/30/2029	4.850%		4,800,000	4,136,377
Total				13,586,055
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%		4,200,000	1,093,073
Ukraine Government International Bond(a)
09/01/2028	7.750%		9,800,000	1,861,797
09/25/2034	7.375%		12,900,000	2,335,255
03/15/2035	7.253%		6,000,000	1,098,392
Total				6,388,517
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,323,142
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,658,270
DP World PLC(a)
07/02/2037	6.850%		3,650,000	3,954,953
09/30/2049	4.700%		2,000,000	1,678,401
Total				16,614,766
United Kingdom 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
07/19/2026	7.125%	EUR	3,800,000	938,844
Total Foreign Government Obligations (Cost $409,761,284)				344,230,328

Residential Mortgage-Backed Securities - Agency 36.1%

Federal Home Loan Mortgage Corp.
05/01/2052	3.000%		61,224,086	54,665,339
07/01/2052- 08/01/2052	4.000%		62,179,209	59,249,121
Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%		2,460,254	469,426
CMO Series 390 Class C30
08/15/2052	2.500%		72,419,272	11,101,053
CMO Series 4147 Class CI
01/15/2041	3.500%		1,854,407	72,691
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	0.843%		4,579,854	491,683
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	0.000%	8,489,204	429,093
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	0.912%	25,350,571	2,921,489
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	0.893%	809,870	86,170
Federal Home Loan Mortgage Corp.(d),(m)
CMO Series 4515 Class SA
08/15/2038	0.000%	3,942,600	153,809
Federal Home Loan Mortgage Corp. REMICS(m)
CMO Series 5051 Class KI
12/25/2050	2.500%	36,254,931	5,769,153
CMO Series 5192 Class PI
10/25/2051	2.500%	61,644,495	7,163,053
CMO Series 5198 Class KI
02/25/2052	3.000%	41,763,416	7,962,316
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	95,008,397	85,072,237
05/01/2052	3.500%	162,556,904	151,148,749
Federal National Mortgage Association(d),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,998,874	30
Federal National Mortgage Association(m)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	951,444	41,235
CMO Series 2012-131 Class MI
01/25/2040	3.500%	1,221,770	46,012
CMO Series 2012-133 Class EI
07/25/2031	3.500%	263,148	3,498
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,680,960	229,863
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	0.762%	6,324,077	678,849

16	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	1.012%	10,914,281	1,311,183
CMO Series 2016-26 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/25/2046	0.912%	10,190,250	1,436,817
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	0.862%	6,392,693	650,503
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	0.862%	22,777,554	2,693,544
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	0.962%	7,311,061	1,157,031
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.012%	24,325,409	3,255,516
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	1.012%	7,904,405	1,049,613
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	0.912%	22,080,801	3,240,249
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	0.862%	22,835,334	2,332,618
Federal National Mortgage Association REMICS(m)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	35,080,824	5,002,287
Freddie Mac REMICS(m)
CMO Series 5287 Class NI
05/25/2051	3.500%	41,024,120	7,950,298
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2031	7.000%	13,016	13,349
04/15/2034	5.000%	84,423	86,441
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	6,951,869	566,437
CMO Series 2020-138 Class GI
09/20/2050	3.000%	36,492,934	5,364,888
CMO Series 2020-191 Class UG
12/20/2050	3.500%	42,875,496	6,909,163
CMO Series 2021-140 Class IW
08/20/2051	3.500%	49,013,599	8,173,459
CMO Series 2021-57 Class KI
03/20/2051	3.500%	46,138,298	7,498,470
CMO Series 2021-89 Class IO
05/20/2051	3.000%	51,758,801	7,507,609
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	0.952%	10,102,034	972,021
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	1.052%	7,920,042	796,804
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	1.102%	8,919,516	840,860
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	1.052%	11,871,244	1,395,084
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	1.052%	14,289,732	1,305,550
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	0.952%	11,394,712	984,609

Columbia Strategic Income Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	0.952%	9,912,164	1,112,899
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	1.052%	8,873,247	812,973
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	0.902%	22,954,849	2,132,790
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	0.902%	6,856,648	738,653
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	0.902%	19,285,767	2,061,477
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	0.902%	15,859,240	1,261,193
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	0.902%	15,482,570	1,636,130
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	1.002%	10,490,813	1,155,984
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	1.002%	10,151,465	1,114,441
CMO Series 2020-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2050	1.052%	61,000,314	7,502,752
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-155 Class SG
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	1.152%	48,386,034	6,247,610
CMO Series 2022-90 Class SD
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2050	0.902%	44,995,973	5,176,800
CMO Series 2023-66 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2050	1.052%	80,189,276	9,363,694
Government National Mortgage Association(b)
CMO Series 2023-75 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/20/2050	0.902%	87,615,393	10,294,809
Government National Mortgage Association TBA(i)
06/20/2053	3.000%	32,000,000	28,799,375
Uniform Mortgage-Backed Security TBA(i)
06/15/2038- 06/13/2053	3.000%	59,000,000	53,414,675
06/13/2053	3.500%	128,000,000	117,595,000
06/13/2053	4.000%	361,000,000	341,032,187
06/13/2053	4.500%	350,000,000	339,000,977
06/13/2053	5.000%	395,000,000	389,098,143
Total Residential Mortgage-Backed Securities - Agency (Cost $1,860,569,465)			1,779,801,834

Residential Mortgage-Backed Securities - Non-Agency 18.3%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	15,596,490	14,352,670
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	8.238%	10,208,580	10,392,336
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	7.638%	9,486,189	9,511,926

18	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	9.988%	13,800,000	14,101,995
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	8.738%	2,428,621	2,425,371
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	7.923%	15,000,000	15,409,654
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	1.991%	9,819,758	9,319,611
CMO Series 2021-B Class A1
04/01/2069	2.115%	13,574,701	12,850,366
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	20,000,000	20,000,000
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	41,000,000	39,448,970
CIM Trust(a),(d)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	10,241,774	9,546,558
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2010-6 Class 2A2
09/25/2035	4.374%	136,654	132,934
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	2,206,577	2,121,984
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	7.288%	6,364,800	6,390,287
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.973%	34,900,000	32,653,358
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	16.973%	11,850,000	12,743,529
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.483%	7,262,266	7,280,612
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	1,904,325	1,830,330
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	8.438%	16,541,000	16,724,064
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.515%	12,024,866	11,999,367
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	6.588%	20,926,312	20,906,810
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	6.938%	9,650,000	9,626,413
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B1
30-day Average SOFR + 3.300% 11/25/2041	8.273%	9,800,000	9,506,182
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.617%	15,000,000	14,238,927
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	7.223%	9,530,584	9,343,845
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.223%	17,250,000	17,431,518
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	11.138%	16,882,598	18,706,150

Columbia Strategic Income Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.973%	15,400,000	15,218,934
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	7.623%	10,400,000	9,934,098
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	8.023%	15,700,000	15,153,442
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	9.973%	12,250,000	10,371,874
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
1-month USD LIBOR + 0.000% 10/25/2032	5.138%	20,727,476	19,841,420
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.573%	10,707,645	10,763,260
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.973%	18,650,000	19,019,332
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.723%	19,550,000	18,968,616
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	13.473%	16,300,000	15,295,868
Glebe Funding Trust (The)(a),(c)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	13,846,910	12,843,009
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	8.138%	5,760,692	5,805,303
Mortgage Acquisition Trust I LLC(a),(c)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	6,638,519	6,007,860
New York Mortgage Trust(a),(d)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	19,240,000	18,967,377
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,970,838	5,528,849
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	7.088%	4,637,546	4,637,111
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.973%	9,800,000	9,628,553
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/25/2025	8.910%	5,156,880	5,115,124
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2025	7.988%	56,500,000	56,293,069
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.788%	85,550,000	84,409,584
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	20,394,462	19,241,771
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	12,923,722	12,050,556
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	3,251,563	3,116,366
CMO Series 2021-2 Class A1
03/25/2026	2.115%	10,695,623	10,031,160
CMO Series 2021-3 Class A1
04/25/2026	1.867%	11,152,699	10,368,686
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	17,627,391	16,437,152
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	6,826,205	6,474,662

20	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	9,428,531	8,562,639
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	8.123%	18,984,000	18,610,716
Stonnington Mortgage Trust(a),(c),(d)
CMO Series 2020-1 Class A
07/28/2024	3.500%	1,312,219	1,292,535
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	14,477,933
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	9.638%	19,500,000	20,339,929
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	10.638%	10,750,000	11,041,800
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	18,685,529	17,140,002
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	20,978,974	19,090,103
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	7,876,015	7,413,012
Verus Securitization Trust(a),(d)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	6,106,377
Visio Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,546,468
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,063,541
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $916,233,397)			901,203,858

Senior Loans 6.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(n)
Tranche 1 Term Loan
1-month Term SOFR + 3.250% 08/24/2028	8.148%	1,538,413	1,528,798
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	10.000%	3,189,781	3,200,244
United AirLines, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.888%	2,031,875	2,018,322
WestJet Airlines Ltd.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	8.251%	1,436,827	1,323,907
Total			6,542,473
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.540%	563,391	553,532
Clarios Global LP(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 05/06/2030	8.903%	2,136,721	2,113,580
First Brands Group LLC(b),(n)
1st Lien Term Loan
6-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.252%	2,626,691	2,524,250
Total			5,191,362

Columbia Strategic Income Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.2%
AlixPartners LLP(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	7.768%	1,465,026	1,449,760
Allspring Buyer LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.500% 11/01/2028	8.188%	1,317,339	1,285,643
Citadel Securities LP(b),(n)
Term Loan
1-month Term SOFR + 2.500% 02/02/2028	7.768%	2,935,050	2,892,874
Russell Investments US Institutional Holdco, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	8.753%	1,930,091	1,825,866
VFH Parent LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 01/13/2029	8.198%	2,265,430	2,201,726
Total			9,655,869
Building Materials 0.2%
Cornerstone Building Brands, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	8.409%	1,392,304	1,261,191
Covia Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	9.223%	1,750,241	1,701,164
Hunter Douglas Holding BV(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.666%	2,184,921	2,000,295
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Park River Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	8.522%	1,260,400	1,178,789
QUIKRETE Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.625% 02/01/2027	7.779%	2,182,342	2,161,108
SRS Distribution, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	8.654%	1,965,000	1,863,075
White Cap Supply Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	8.903%	1,855,241	1,821,847
Total			11,987,469
Cable and Satellite 0.2%
CSC Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.559%	1,442,980	1,271,987
DirectTV Financing LLC(b),(n),(o)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	10.154%	2,356,560	2,232,110
Iridium Satellite LLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% Floor 1.000% 11/04/2026	7.753%	2,184,656	2,179,653
Radiate Holdco LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	8.404%	1,641,228	1,357,805

22	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Telesat Canada(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	8.030%	2,179,765	1,306,311
Virgin Media Bristol LLC(b),(n)
Tranche N Term Loan
1-month USD LIBOR + 2.500% 01/31/2028	7.607%	1,175,000	1,125,862
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	8.357%	1,000,000	969,090
Total			10,442,818
Chemicals 0.4%
Ascend Performance Materials Operations LLC(b),(n)
Term Loan
6-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	9.715%	1,892,049	1,797,844
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	0.750%	353,558	235,116
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	0.750%	2,138,732	1,422,257
Diamond BV(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 09/29/2028	8.060%	1,723,576	1,717,716
Herens Holdco SARL(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.925% Floor 0.750% 07/03/2028	9.084%	1,467,112	1,256,948
Ineos Quattro Holdings UK Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	8.018%	1,965,000	1,944,525
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
1-month Term SOFR + 3.750% 03/14/2030	9.003%	396,777	394,297
Ineos US Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% 11/08/2027	9.003%	1,682,655	1,673,534
Tranche B Term Loan
1-month Term SOFR + 3.500% 02/18/2030	8.805%	652,344	646,232
Innophos Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.250% 02/05/2027	8.404%	606,250	593,179
Messer Industries GmbH(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	7.660%	1,039,031	1,035,353
Nouryon Finance BV(b),(n)
Term Loan
1-month Term SOFR + 4.000% 04/03/2028	8.990%	1,131,236	1,108,611
Nouryon Finance BV(b),(n),(o)
Trance B Term Loan
3-month Term SOFR + 4.000% 04/03/2028	4.000%	1,183,109	1,160,192
Olympus Water US Holding(b),(n),(o)
Trance B Term Loan
1-month Term SOFR + 5.000% Floor 0.500% 11/09/2028		777,347	736,536
PMHC II, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.304%	1,126,241	968,849
Sparta US Holdco LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 08/02/2028	8.383%	985,025	968,280
Total			17,659,469

Columbia Strategic Income Fund | Third Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	7.921%	1,206,756	1,202,230
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.018%	872,629	770,313
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	13.018%	1,686,397	1,094,758
Allied Universal Holdco LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	9.003%	1,393,515	1,307,466
Amentum Government Services Holdings LLC(b),(c),(n)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	9.268%	956,397	894,231
Amentum Government Services Holdings LLC(b),(n)
Tranche 3 1st Lien Term Loan
6-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	8.910%	1,149,117	1,062,933
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.503%	2,230,251	2,065,771
Cast & Crew LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.903%	1,814,248	1,741,679
Conservice Midco LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	9.395%	1,927,539	1,903,445
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Corporation Service Co.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/02/2029	8.503%	630,361	628,785
Go Daddy Operating Co. LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 11/09/2029	8.153%	513,121	512,013
Prime Security Services Borrower LLC(b),(n)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	7.844%	1,689,267	1,676,952
Signal Parent, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	8.753%	1,839,102	1,339,675
Sotheby’s(b),(n)
Term Loan
3-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	9.760%	1,353,704	1,315,462
TruGreen LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	9.253%	1,082,277	1,006,247
Uber Technologies, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 03/03/2030	7.720%	1,568,323	1,552,247
WaterBridge Midstream Operating LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	11.005%	1,145,472	1,129,721
WW International, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	8.660%	1,771,875	1,159,108
Total			21,160,806

24	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Bombardier Recreational Products, Inc. (b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.653%	949,530	941,697
Term Loan
1-month USD LIBOR + 2.000% 05/24/2027	7.253%	498,712	483,231
Serta Simmons Bedding LLC(j),(n)
1st Lien Term Loan
11/08/2023	0.000%	1,120,761	41,468
SRAM LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	7.904%	1,112,803	1,091,593
SWF Holdings I Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	9.154%	1,553,204	1,281,953
Thor Industries, Inc.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	8.250%	666,063	664,118
Topgolf Callaway Brands Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.100% 03/15/2030	8.753%	383,163	377,143
Weber-Stephen Products LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	8.518%	2,422,426	2,107,510
Total			6,988,713
Diversified Manufacturing 0.3%
Brookfield WEC Holdings, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	7.903%	2,150,891	2,125,919
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DXP Enterprises, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.250% Floor 1.000% 12/23/2027	10.444%	1,481,489	1,470,378
Emerald Debt Merger Sub LLC(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 05/31/2030	8.046%	1,015,817	1,003,434
Filtration Group Corp.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	8.768%	616,985	604,516
Tranche B Term Loan
1-month Term SOFR + 4.250% 10/21/2028	9.462%	2,041,447	2,035,486
Gates Global LLC(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	7.753%	744,917	736,104
Madison IAQ LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	8.302%	1,655,339	1,582,918
TK Elevator Midco GmbH(b),(n)
Tranche B1 Term Loan
6-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	8.602%	1,266,400	1,219,544
Vertiv Group Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	7.812%	1,442,880	1,418,827
Total			12,197,126
Electric 0.1%
Carroll County Energy LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	8.659%	394,384	381,073

Columbia Strategic Income Fund | Third Quarter Report 2023	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Renewables LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	5.264%	2,609,840	2,586,586
Invenergy Thermal Operating I LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% 08/28/2025	9.018%	392,115	388,684
Nautilus Power LLC(b),(n)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.240%	479,813	354,102
New Frontera Holdings LLC(b),(c),(n)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	18.159%	217,161	217,161
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	6.659%	75,277	33,122
PG&E Corp.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	8.188%	1,420,237	1,405,438
Total			5,366,166
Environmental 0.1%
EnergySolutions LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	8.909%	1,098,036	1,074,363
GFL Environmental, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/31/2027	8.145%	1,463,751	1,460,647
Rockwood Service Corp.(b),(n)
Term Loan
1-month USD LIBOR + 4.000% 01/23/2027	9.154%	922,787	916,687
Total			3,451,697
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.2%
Del Monte Foods, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	9.448%	1,712,707	1,661,857
Naked Juice LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.248%	297,750	271,450
Primary Products Finance LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 04/01/2029	9.040%	1,954,364	1,916,899
Triton Water Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	8.659%	1,358,368	1,285,206
United Natural Foods, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 10/22/2025	8.518%	1,040,988	1,037,688
Utz Quality Foods(b),(n),(o)
Trance B Term Loan
1-month Term SOFR + 3.000% 01/20/2028	8.268%	1,000,000	994,860
Total			7,167,960
Gaming 0.3%
Caesars Entertainment, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/06/2030	8.503%	1,606,834	1,591,521
CBAC Borrower LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	9.268%	1,486,536	1,462,379

26	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entain PLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.207%	604,071	602,815
Fertitta Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.153%	1,635,285	1,572,261
Flutter Entertainment PLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 07/21/2026	7.409%	2,405,159	2,393,398
Tranche B Term Loan
1-month Term SOFR + 3.500% 07/22/2028	8.410%	423,693	423,164
HRNI Holdings LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/11/2028	9.410%	2,972,879	2,851,496
Light and Wonder International, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	8.159%	1,328,507	1,317,720
PCI Gaming Authority(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	7.654%	1,188,266	1,182,325
Scientific Games Holdings LP(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/04/2029	8.421%	2,484,319	2,394,535
Total			15,791,614
Health Care 0.2%
CHG Healthcare Services, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 09/29/2028	8.404%	975,050	953,843
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Element Materials Technology Group US Holdings, Inc.(b),(n)
Tranche B 1st Lien Delayed Draw Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	9.248%	224,529	212,741
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	9.248%	486,479	460,939
Envision Healthcare Corp.(j),(n)
Term Loan
03/31/2027	0.000%	313,006	2,642
03/31/2027	0.000%	666,800	96,966
03/31/2027	0.000%	113,206	107,404
ICON PLC(b),(n)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/03/2028	7.410%	1,391,063	1,388,170
3-month USD LIBOR + 2.250% 07/03/2028	7.410%	346,584	345,863
Medline Borrower LP(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	8.404%	2,149,588	2,081,511
Phoenix Guarantor, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	8.404%	952,382	919,648
Pluto Acquisition I, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/22/2026	9.476%	924,009	756,920
Surgery Center Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.858%	2,000,000	1,984,320
Upstream Newco, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.250% 11/20/2026	9.410%	1,000,000	810,000
Total			10,120,967

Columbia Strategic Income Fund | Third Quarter Report 2023	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.1%
Hamilton Projects Acquiror LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	9.659%	1,118,317	1,100,144
Parkway Generation LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.275%	2,349,924	2,276,489
Tranche C Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.275%	309,019	299,171
Total			3,675,804
Leisure 0.3%
Alterra Mountain Co.(b),(n),(o)
Trance B3 Term Loan
1-month Term SOFR + 3.750% 05/09/2030	9.003%	430,306	427,617
Alterra Mountain Co.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 08/17/2028	8.654%	1,885,002	1,872,429
Carnival Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	8.404%	1,370,938	1,327,521
Cinemark USA, Inc.(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/24/2030	8.861%	1,153,777	1,137,197
Crown Finance US, Inc.(b),(n),(p)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% Floor 1.000% 09/07/2023	15.165%	940,794	955,932
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Crown Finance US, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.000%	1,919,036	413,955
Formula One Management Ltd.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 01/15/2030	8.153%	409,923	409,513
Life Time, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 01/15/2026	9.539%	1,170,727	1,166,337
NAI Entertainment Holdings LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	7.660%	2,019,184	1,822,313
UFC Holdings LLC(b),(n)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	8.050%	2,640,291	2,603,987
William Morris Endeavor Entertainment LLC(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	7.910%	1,332,148	1,312,725
Total			13,449,526
Lodging 0.1%
Four Seasons Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/30/2029	8.503%	513,577	513,434
Hilton Grand Vacations Borrower LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	8.154%	2,228,261	2,205,621

28	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Playa Resorts Holding BV(b),(n)
Term Loan
1-month Term SOFR + 4.250% 01/05/2029	9.316%	1,273,965	1,268,080
Travel + Leisure Co.(b),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/14/2029	9.159%	739,384	738,001
Total			4,725,136
Media and Entertainment 0.6%
AppLovin Corp.(b),(n)
Term Loan
3-month Term SOFR + 3.100% Floor 0.500% 10/25/2028	8.253%	1,604,266	1,578,598
Cengage Learning, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	1,953,227	1,840,193
Clear Channel Outdoor Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	8.810%	939,802	882,681
CMG Media Corp.(b),(c),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/17/2026	8.659%	1,071,430	889,287
Creative Artists Agency LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 11/27/2028	8.653%	1,968,773	1,939,241
Cumulus Media New Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	9.226%	1,418,469	1,106,406
Diamond Sports Group LLC(j),(n)
2nd Lien Term Loan
08/24/2026	10.405%	1,693,519	67,029
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dotdash Meredith, Inc.(b),(c),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.119%	1,873,895	1,723,983
E.W. Scripps Co. (The)(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	7.830%	2,920,597	2,800,122
Emerald Expositions Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	7.660%	1,311,178	1,304,858
Gray Television, Inc.(b),(n)
Tranche E Term Loan
1-month Term SOFR + 2.500% 01/02/2026	7.608%	1,701,415	1,630,177
iHeartCommunications, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	8.154%	1,108,871	864,787
Learfield Communications LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	8.410%	1,730	1,287
Lions Gate Capital Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	7.404%	1,468,474	1,436,960
Nexstar Media, Inc.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 09/18/2026	7.654%	1,099,833	1,086,679
Nielsen Consumer, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.750% 03/06/2028	8.904%	1,980,902	1,701,932
Playtika Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	7.904%	2,599,787	2,546,336

Columbia Strategic Income Fund | Third Quarter Report 2023	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pug LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	8.654%	1,109,758	944,682
Sinclair Television Group, Inc.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	8.160%	1,231,037	1,022,782
Univision Communications, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	8.404%	982,500	947,022
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2029	8.404%	1,237,500	1,172,841
1-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	9.148%	198,500	192,049
Total			27,679,932
Midstream 0.2%
AL GCX Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 05/17/2029	8.554%	1,136,631	1,124,788
CQP Holdco LP(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/05/2028	8.659%	1,368,076	1,358,814
GIP III Stetson I LP(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	9.503%	1,339,396	1,330,610
ITT Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/10/2028	8.018%	1,542,907	1,516,878
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oryx Midstream Services Permian Basin LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/05/2028	8.405%	1,119,176	1,098,504
Traverse Midstream Partners LLC(b),(n)
Term Loan
3-month Term SOFR + 3.750% 02/16/2028	8.726%	1,674,101	1,646,059
Total			8,075,653
Oil Field Services 0.0%
Lealand Finance Co. BV(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	8.154%	8,649	6,486
3-month USD LIBOR + 1.000% 06/30/2025	6.154%	117,037	78,181
MRC Global, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	8.154%	1,025,404	1,012,587
Total			1,097,254
Other Financial Institutions 0.1%
FinCo I LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	8.081%	943,474	941,352
Freeport LNG Investments LLP(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/21/2028	8.750%	1,463,805	1,397,480
IGT Holding IV AB(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.400% Floor 0.500% 03/31/2028	8.462%	1,824,384	1,800,065

30	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(b),(n)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	7.518%	1,167,237	1,157,175
Total			5,296,072
Other Industry 0.1%
APi Group, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 2.500% 10/01/2026	7.750%	1,083,625	1,080,916
Hillman Group, Inc. (The)(b),(n),(o),(q)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.160%	421,435	414,692
Hillman Group, Inc. (The)(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	7.904%	1,735,179	1,707,417
Husky Injection Molding Systems Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	8.151%	498,688	471,833
Vericast Corp.(b),(n)
Term Loan
1-month Term SOFR + 7.750% Floor 1.000% 06/16/2026	13.018%	461,257	402,774
WireCo WorldGroup, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	9.375%	1,225,234	1,205,704
Total			5,283,336
Packaging 0.1%
Charter Next Generation, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.018%	2,151,482	2,089,907
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Graham Packaging Co., Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	8.268%	382,634	372,537
Pactiv Evergreen, Inc.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 09/24/2028	8.518%	1,152,943	1,126,736
Tosca Services LLC(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	8.807%	977,500	681,396
Total			4,270,576
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	6.843%	1,137,600	1,101,162
Jazz Pharmaceuticals PLC(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	8.654%	1,679,532	1,675,334
Organon & Co.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	8.000%	1,439,164	1,431,249
Sunshine Luxembourg VII SARL(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	8.909%	2,114,088	2,059,481
Total			6,267,226
Property & Casualty 0.2%
Asurion LLC(b),(n)
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	10.404%	1,644,019	1,340,220

Columbia Strategic Income Fund | Third Quarter Report 2023	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	8.404%	823,700	760,209
Hub International Ltd.(b),(n)
Term Loan
6-month USD LIBOR + 3.000% Floor 0.750% 04/25/2025	8.140%	2,447,343	2,427,030
Sedgwick Claims Management Services, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	8.903%	2,209,314	2,145,112
USI, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 12/02/2026	8.409%	974,848	970,110
1-month Term SOFR + 3.750% Floor 0.500% 11/22/2029	8.648%	1,694,655	1,666,846
Total			9,309,527
Restaurants 0.1%
1011778 BC ULC(b),(n)
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 11/19/2026	6.904%	2,587,981	2,530,554
Carrols Restaurant Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 04/30/2026	8.486%	1,088,657	1,027,420
IRB Holding Corp.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 12/15/2027	8.253%	1,165,721	1,129,444
Whatabrands LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	8.404%	2,180,628	2,133,679
Total			6,821,097
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.2%
Great Outdoors Group LLC(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	8.904%	2,306,571	2,236,220
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	7.904%	1,432,884	1,373,664
PetSmart LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.003%	2,940,076	2,893,769
Restoration Hardware, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.503%	997,494	894,752
Total			7,398,405
Technology 1.7%
Adeia, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	8.654%	2,029,173	2,003,809
Ascend Learning LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.753%	1,893,219	1,695,908
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.003%	1,753,172	1,496,034
athenahealth Group, Inc.(b),(n),(o)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	232,097	218,172

32	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(b),(n),(q)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	8.598%	1,889,311	1,775,953
Atlas CC Acquisition Corp.(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.775%	1,707,261	1,503,465
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.775%	347,239	305,789
Avaya, Inc.(b),(n)
Tranche B1 Term Loan "
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	15.500%	1,304,208	1,196,611
Camelot U.S. Acquisition 1 Co.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 10/30/2026	8.268%	1,117,666	1,103,460
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	8.268%	865,659	854,839
Central Parent, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.148%	2,971,611	2,923,619
Cloud Software Group, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	9.498%	974,079	900,361
Cloudera, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	9.003%	1,551,639	1,482,297
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Coherent Corp.(b),(c),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	8.018%	947,801	939,508
CoreLogic, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	8.688%	1,962,575	1,750,499
Cornerstone OnDemand, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	8.904%	993,927	890,807
Cyxtera DC Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	8.068%	928,759	543,965
Dawn Acquisition LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	8.909%	2,782,088	1,571,434
DCert Buyer, Inc.(b),(n)
1st Lien Term Loan
6-month Term SOFR + 4.000% 10/16/2026	9.264%	2,562,778	2,500,476
Dun & Bradstreet Corp. (The)(b),(n)
Term Loan
1-month USD LIBOR + 3.250% 02/06/2026	8.410%	1,934,275	1,920,812
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 01/18/2029	8.386%	491,212	485,809
Endurance International Group Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	8.792%	1,606,249	1,461,188

Columbia Strategic Income Fund | Third Quarter Report 2023	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entegris, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/06/2029	7.698%	556,735	555,516
Everi Holdings, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	7.654%	1,845,620	1,825,632
Gen Digital, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/12/2029	7.253%	1,649,499	1,621,144
GoTo Group, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	9.904%	2,438,745	1,474,880
Idemia Group SAS(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	9.659%	1,763,003	1,748,317
Idera, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	8.884%	1,212,178	1,160,915
Informatica LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	7.938%	2,252,271	2,233,036
Ingram Micro, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	8.659%	1,765,557	1,694,935
ION Trading Finance Ltd.(b),(n)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	9.909%	1,271,263	1,216,180
Loyalty Ventures, Inc.(j),(n)
Tranche B Term Loan
11/03/2027	0.000%	1,701,275	160,209
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lummus Technology Holdings V LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	8.768%	1,862,193	1,829,083
McAfee Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	8.843%	2,785,824	2,604,746
Misys Ltd.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	8.655%	1,064,210	1,009,871
Mitchell International, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	8.877%	1,144,535	1,083,016
Mitnick Corporate Purchaser, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	9.895%	788,121	744,774
MKS Instruments, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/17/2029	7.948%	1,172,904	1,158,243
Monotype Imaging Holdings, Inc.(b),(c),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	9.998%	1,422,094	1,404,318
Natel Engineering Co., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	11.410%	2,454,311	2,159,794
NCR Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 08/28/2026	7.780%	1,446,197	1,416,376

34	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Consumer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.403%	100,429	90,386
Nielsen Consumer, Inc.(b),(n),(o)
Tranche B2 Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.290%	207,200	186,480
Open Text Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/31/2030	8.753%	1,380,031	1,376,581
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	9.003%	1,596,192	1,516,957
Tranche B1 2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 0.750% 02/01/2029	12.979%	1,000,000	948,250
Presidio Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 01/22/2027	8.650%	1,707,368	1,688,160
Proofpoint, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	8.404%	1,975,000	1,905,322
Rackspace Technology Global, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	7.915%	1,215,101	477,838
Riverbed Technology LLC(b),(n)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/07/2026	11.330%	1,654,722	378,931
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.503%	209,158	152,556
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	8.768%	626,549	453,465
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	8.768%	974,056	704,973
Sitel Group(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	8.910%	944,369	902,165
Sophia LP(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 10/07/2027	8.659%	2,150,747	2,096,979
Sovos Compliance LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	9.654%	2,787,751	2,651,458
SS&C Technologies Holdings, Inc.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	6.904%	162,884	161,825
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	6.904%	144,443	143,504
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	6.904%	1,321,218	1,312,960
Tempo Acquisition LLC(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	8.153%	2,616,933	2,607,669

Columbia Strategic Income Fund | Third Quarter Report 2023	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.271%	960,356	921,193
3-month USD LIBOR + 3.750% 05/04/2026	8.895%	1,180,000	1,137,378
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.271%	1,147,411	1,077,419
Veritas US, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	10.153%	1,297,331	975,230
Verscend Holdings Corp.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	9.154%	2,461,152	2,453,965
Virtusa Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	9.003%	1,704,346	1,670,685
Total			84,618,129
Transportation Services 0.0%
First Student Bidco, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	8.143%	900,752	835,574
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	8.998%	755,668	724,496
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	8.143%	336,710	312,346
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	8.998%	52,608	50,438
Total			1,922,854
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.1%
Crown Subsea Communications Holding, Inc.(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/27/2027	10.275%	1,000,000	991,560
Numericable US LLC(b),(n)
Tranche B14 Term Loan
1-month Term SOFR + 5.500% 08/15/2028	10.486%	1,903,763	1,583,302
SBA Senior Finance II LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	6.910%	1,412,057	1,408,669
Total			3,983,531
Total Senior Loans (Cost $364,436,780)			340,329,595

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%	2,000,000	1,795,275
11/30/2026	1.540%	2,500,000	2,262,431
Total U.S. Government & Agency Obligations (Cost $4,500,000)			4,057,706

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Corp.(e)	11,272	123,992
Entertainment 0.0%
Cineworld Group PLC(e)	281,073	9,615
Total Communication Services		133,607
Total Warrants (Cost $117,963)		133,607

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $17,944,833)	6,267,851

36	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(r),(s)	297,932,299	297,783,333
Total Money Market Funds (Cost $297,765,608)		297,783,333
Total Investments in Securities (Cost: $6,543,345,084)		6,081,531,339
Other Assets & Liabilities, Net		(1,147,389,358)
Net Assets		4,934,141,981
At May 31, 2023, securities and/or cash totaling $98,771,411 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,722,000 EUR	26,129,546 USD	Citi	06/09/2023	762,473	—
36,250,000,000 COP	7,933,902 USD	HSBC	06/09/2023	—	(196,900)
199,300,000 ZAR	11,005,189 USD	HSBC	06/09/2023	905,104	—
Total				1,667,577	(196,900)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	979	09/2023	GBP	94,757,410	416,237	—
U.S. Long Bond	776	09/2023	USD	99,594,750	883,492	—
U.S. Treasury 5-Year Note	988	09/2023	USD	107,769,188	—	(74,900)
Total					1,299,729	(74,900)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(2,140)	06/2023	EUR	(252,819,600)	—	(6,424,767)
Euro-Bund	(1,539)	06/2023	EUR	(209,380,950)	—	(3,295,382)
U.S. Treasury 10-Year Note	(3,292)	09/2023	USD	(376,831,125)	—	(1,106,560)
U.S. Treasury 2-Year Note	(2,965)	09/2023	USD	(610,280,394)	40,615	—
U.S. Treasury Ultra Bond	(303)	09/2023	USD	(41,473,125)	—	(576,118)
Total					40,615	(11,402,827)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	323,100,000	323,100,000	2.75	06/26/2023	10,492,673	189,660
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	232,880,000	232,880,000	3.30	11/14/2023	7,452,160	6,078,191
Total							17,944,833	6,267,851

Columbia Strategic Income Fund | Third Quarter Report 2023	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(200,000,000)	(200,000,000)	2.90	6/05/2023	(1,200,000)	(840)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(105,000,000)	(105,000,000)	3.30	06/15/2023	(719,250)	(1,355,025)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2023	USD	53,500,000	257,505	—	—	257,505	—
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(2,471,718)	—	—	—	(2,471,718)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(948,988)	—	—	—	(948,988)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	15,731,168	—	—	15,731,168	—
Total							12,567,967	—	—	15,988,673	(3,420,706)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	3,594,554	(7,583)	3,288,164	—	298,807	—
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	3,721,691	(6,475)	3,034,096	—	681,120	—
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	1,216,619	(2,567)	667,467	—	546,585	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	1,216,619	(2,567)	147,568	—	1,066,484	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	3,515,612	(6,504)	2,604,421	—	904,687	—
Total							13,265,095	(25,696)	9,741,716	—	3,497,683	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	222,184,000	(5,017,044)	—	—	—	(5,017,044)

38	Columbia Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	16.577	USD	11,500,000	(3,769,247)	6,708	—	(2,480,771)	—	(1,281,768)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	16.577	USD	18,000,000	(5,899,693)	10,500	—	(2,130,440)	—	(3,758,753)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	16.577	USD	9,500,000	(3,113,727)	5,542	—	(2,029,466)	—	(1,078,719)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	16.577	USD	9,500,000	(3,113,727)	5,542	—	(1,572,093)	—	(1,536,092)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	16.577	USD	10,000,000	(3,277,606)	5,833	—	(1,593,505)	—	(1,678,268)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.577	USD	8,000,000	(2,622,086)	4,667	—	(1,546,719)	—	(1,070,700)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	22.655	USD	5,000,000	(1,088,331)	2,917	—	(1,016,334)	—	(69,080)
Total								(22,884,417)	41,709	—	(12,369,328)	—	(10,473,380)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.497%
3-Month USD LIBOR	London Interbank Offered Rate	5.517%
SOFR	Secured Overnight Financing Rate	5.080%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $2,445,326,353, which represents 49.56% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2023.
(e)	Non-income producing investment.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2023.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a security in default.
Columbia Strategic Income Fund | Third Quarter Report 2023	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	Perpetual security with no specified maturity date.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	The stated interest rate represents the weighted average interest rate at May 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Represents a security purchased on a forward commitment basis.
(p)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(q)	At May 31, 2023, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Term Loan 02/15/2029 8.598%	232,098
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 3.160%	388,186

(r)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(s)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	336,082,546	1,287,268,762	(1,325,550,471)	(17,504)	297,783,333	(5,150)	7,249,175	297,932,299
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
40	Columbia Strategic Income Fund | Third Quarter Report 2023

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3QT232_08_N01_(07/23)